Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances and Transactions with Related Parties (Details) [Line Items]
Logistic service fees	$ 3,762	$ 2,673
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total premium	843	248	$ 248
Maintenance fees	$ 109	$ 76	$ 90